UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Quarter Ended:December 31st, 2011
                                               ------------------

Check here if Amendment [  ]; Amendment Number: ______
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Herald Investment Management Limited
         ---------------------
Address: 10-11 Chartetrhouse Square
         ---------------------
London, EC1M 6EE, United Kingdom
         ---------------------

Form 13F File Number:
                         -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrew Miller
         ---------------------
Title:   Chief Finance Officer
         ---------------------
Phone:   0207 553 6308
         ---------------------

Signature, Place, and Date of Signing:

/s/ Andrew Miller             London,UK                   02-10-2012
------------------                  ---------------                   ----------
[Signature]                         [City, State]                       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                        Name

28- _______________                         ______________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                        ----------
Form 13F Information Table Entry Total:        79
                                        ----------
Form 13F Information Table Value Total:    $187,493 (x$1000)
                                        ----------
                                        (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number               Name

____     28-________________                _________________________

                           FORM 13F INFORMATION TABLE
                           --------------------------



NAME OF ISSUER                       TITLE OF     CUSIP  VALUE    SHARES/  SH/  PUT/     INVESTMENT    OTHER     VOTING AUTHORITY
--------------                       --------   ------- ------- --------- ----------     ----------  ---------   ------ -----------
                                     CLASS              (x$1000   PRN AMT  PRN  CALL     DISCRETION   MANAGERS     SOLE SHARED NONE
                                     --------   ------- ------- --------- ----------     ----------  ---------   ------ -----------
51Job Inc Sp  Rep                    ADR       316827104    839      20000 SH                  SOLE                20000
Abovenet Inc                         COM       00374N107   7151     110000 SH                  SOLE               110000
Actuate Corp                         COM       00508B102   8462    1444100 SH                  SOLE              1444100
Acxiom Corp                          COM       005125109    586      48000 SH                  SOLE                48000
Advent Software Inc                  COM       007974108  11693     480000 SH                  SOLE               480000
Akamai Technologies Inc              COM       00971T101    652      20200 SH                  SOLE                20200
Alcatel-Lucent Sponsored             ADR       013904305    137      87600 SH                  SOLE                87600
Alliance Fiber Optic Prods I  New    COM       018680306   1444     188474 SH                  SOLE               188474
Altera Corp                          COM       021441100    467      12600 SH                  SOLE                12600
Amdocs Ltd Ord                       COM       G02602103    756      26500 SH                  SOLE                26500
Anadigics Inc                        COM       032515108   1883     860000 SH                  SOLE               860000
Apple Inc                            COM       037833100   1823       4500 SH                  SOLE                 4500
Atmi Inc                             COM       00207R101  12018     600000 SH                  SOLE               600000
Aviat Networks Inc                   COM       05366Y102    384     209800 SH                  SOLE               209800
Cadence Design System Inc            COM       127387108    520      50000 SH                  SOLE                50000
Cavium Inc                           COM       14964U108   2132      75000 SH                  SOLE                75000
Ceragon Networks Ltd Ord             COM       M22013102    429      55700 SH                  SOLE                55700
Ceva Inc                             COM       157210105   9634     318382 SH                  SOLE               318382
Checkpoint Sys Inc                   COM       162825103    305       5800 SH                  SOLE                 5800
Cisco Sys Inc                        COM       17275R102    615      34000 SH                  SOLE                34000
Corning Inc                          COM       219350105    488      37600 SH                  SOLE                37600
Descartes Sys Group Inc              COM       249906108   3938     550000 SH                  SOLE               550000
Epiq Sys Inc                         COM       26882D109   3606     300000 SH                  SOLE               300000
Extreme Networks Inc                 COM       30226D106   3592    1230000 SH                  SOLE              1230000
F5 Networks Inc                      COM       315616102    796       7500 SH                  SOLE                 7500
Falconstor Software Inc              COM       306137100    774     300000 SH                  SOLE               300000
Google Inc Cl A                      COM       38259P508   1046       1620 SH                  SOLE                 1620
Hewlett Packard Co                   COM       428236103    366      14200 SH                  SOLE                14200
Integrated Device Technology         COM       458118106   1310     240000 SH                  SOLE               240000
Intel Corp                           COM       458140100    922      38000 SH                  SOLE                38000
Jabil Circuit Inc                    COM       466313103    393      20000 SH                  SOLE                20000
Keynote Sys Inc                      COM       493308100   5546     270000 SH                  SOLE               270000
Keyw Hldg Corp                       COM       493723100    740     100000 SH                  SOLE               100000
Lantronix Inc  New                   COM       516548203    415     166666 SH                  SOLE               166666
Mellanox Technologies Ltd Shs        COM       M51363113   8980     276400 SH                  SOLE               276400
Mentor Graphics Corp                 COM       587200106   3390     250000 SH                  SOLE               250000
Microchip Technology Inc             COM       595017104    542      14800 SH                  SOLE                14800
Micros Sys Inc                       COM       594901100   4658     100000 SH                  SOLE               100000
Microsemi Corp                       COM       595137100    452      27000 SH                  SOLE                27000
Microsoft Corp                       COM       594918104    545      21000 SH                  SOLE                21000
Mindspeed Technologies Inc  New      COM       602682205   3907     853000 SH                  SOLE               853000
Mips Technologies Inc                COM       604567107   1784     400000 SH                  SOLE               400000
Netqin Mobile Inc  Repr Cl A         ADR       64118U108    379      71855 SH                  SOLE                71855
Netscout Sys Inc                     COM       64115T104   5280     300000 SH                  SOLE               300000
Nice Sys Ltd Sponsored               ADR       653656108    620      18000 SH                  SOLE                18000
Oracle Corp                          COM       68389X105    659      25700 SH                  SOLE                25700
Parametric Technology Corp  New      COM       699173209    438      24000 SH                  SOLE                24000
Pegasystems Inc                      COM       705573103   5601     190500 SH                  SOLE               190500
Plx Technology Inc                   COM       693417107   1435     500000 SH                  SOLE               500000
Pmc-Sierra Inc                       COM       69344F106    334      60600 SH                  SOLE                60600
Power Integrations Inc               COM       739276103   1161      35000 SH                  SOLE                35000
Qualm Inc                            COM       747525103   1105      20200 SH                  SOLE                20200
Radisys Corp                         COM       750459109    534     105500 SH                  SOLE               105500
Radware Ltd Ord                      COM       M81873107   5850     200000 SH                  SOLE               200000
Research In Motion Ltd               COM       760975102    200      13800 SH                  SOLE                13800
Retalix Ltd Ord                      COM       M8215W109   1841     113700 SH                  SOLE               113700
Rf Monolithics Inc                   COM       74955F106    216     200000 SH                  SOLE               200000
Saic Inc                             COM       78390X101    202      16450 SH                  SOLE                16450
Silicom Ltd Ord                      COM       M84116108    877      50000 SH                  SOLE                50000
Silicon Image Inc                    COM       82705T102    329      70000 SH                  SOLE                70000
Silicon Motion Technology Co SponsoreADR       82706C108  15360     750000 SH                  SOLE               750000
Skyworks Solutions Inc               COM       83088M102    357      22000 SH                  SOLE                22000
Sonosite Inc                         COM       83568G104   2154      40000 SH                  SOLE                40000
Spansion Inc  Cl A New               COM       84649R200   1004     121200 SH                  SOLE               121200
Sps M Inc                            COM       78463M107   1298      50000 SH                  SOLE                50000
Standard Microsystems Corp           COM       853626109   2577     100000 SH                  SOLE               100000
Stec Inc                             COM       784774101    859     100000 SH                  SOLE               100000
Supertex Inc                         COM       868532102   2454     130000 SH                  SOLE               130000
Support  Inc                         COM       86858W101   2356    1047100 SH                  SOLE              1047100
Symantec Corp                        COM       871503108    470      30000 SH                  SOLE                30000
Techtarget Inc                       COM       87874R100     71      12200 SH                  SOLE                12200
Tessera Technologies Inc             COM       88164L100   3685     220000 SH                  SOLE               220000
Trident Microsystems Inc             COM       895919108     72     400000 SH                  SOLE               400000
Trunkbow Intl Hldgs Ltd              COM       89818A102     96      50000 SH                  SOLE                50000
Vasco Data Sec Intl Inc              COM       92230Y104   1304     200000 SH                  SOLE               200000
Viasat Inc                           COM       92552V100   4612     100000 SH                  SOLE               100000
Web  Group Inc                       COM       94733A104   2863     250000 SH                  SOLE               250000
Websense Inc                         COM       947684106   8335     445000 SH                  SOLE               445000
Xilinx Inc                           COM       983919101    385      12000 SH                  SOLE                12000